Components of Income (loss) Before Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income (loss) before income taxes:
Parent company and domestic subsidiaries	$ (2,164)	¥ (177,852)	¥ (278,229)	¥ (114,569)
Foreign subsidiaries	7,431	610,725	841,519	406,037
Income before income taxes and equity in earnings of affiliated companies	$ 5,267	¥ 432,873	¥ 563,290	¥ 291,468